787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

January 29, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seasons Series Trust (Investment Company Act File No. 811-07725)

SunAmerica Series Trust (Investment Company Act File No. 811-07238)

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Seasons Series Trust and SunAmerica Series Trust (each, a “Trust” and collectively, the “Trusts”), I hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary proxy statement, notice to shareholders and form of proxy card (the “Proxy Materials”) relating to a joint special meeting of the Trusts’ shareholders scheduled to be held on March 24, 2014. The Proxy Materials will first be mailed to shareholders of the Trusts on or about February 18, 2014.

The following matters will be considered at the joint special meeting:

•	Election of Trustees

•	Amendment and restatement of each Trust’s Declaration of Trust

•	Amendments to the fundamental investment policies of the Trusts’ portfolios

•	Change to the sub-classification under the 1940 Act of the Real Estate Portfolio of SunAmerica Series Trust from “diversified” to “non-diversified.”

Any questions concerning this filing should be directed to the undersigned at (212) 728-8558.

Very truly yours,

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Cc:	Nori L. Gabert, Esq., SunAmerica Asset Management, LLC

Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

Stacey Ruiz, Esq., Willkie Farr & Gallagher LLP